Other information by nature	6 Months Ended
Jun. 30, 2025
Summary Of Additional Information [Abstract]
Other information by nature
8. Other information by nature
The following table provides a breakdown of depreciation and amortization and of personnel costs within the semi-annual condensed consolidated statement of profit:

	For the six months ended June 30,
(€ thousands)	2025		2024
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(8,465)	(73,617)	(7,880)	(70,063)
Selling, general and administrative expenses	(112,326)	(186,045)	(99,419)	(185,050)
Marketing expenses	(1,530)	(6,432)	(1,249)	(6,053)
Total	(122,321)	(266,094)	(108,548)	(261,166)
At June 30, 2025 and December 31, 2024 the Group had 7,450 and 7,395 employees, respectively.